BNY Mellon Research Growth Fund, Inc.
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.4%
Capital Goods — 7.9%
AMETEK, Inc.	83,402	14,907,273
Axon Enterprise, Inc. (a)	25,110	18,841,540
GE Vernova, Inc.	31,570	14,931,979
Howmet Aerospace, Inc.	123,708	21,016,752
Hubbell, Inc.	59,338	23,116,898
Trane Technologies PLC	40,573	17,457,345
Vertiv Holdings Co., Cl. A	124,897	13,480,133
		123,751,920
Commercial & Professional Services — 1.1%
Veralto Corp.	160,470	16,212,284
Consumer Discretionary Distribution & Retail — 10.5%
Amazon.com, Inc. (a)	642,020	131,620,520
Chewy, Inc., Cl. A (a)	392,693	17,769,358
The TJX Companies, Inc.	113,764	14,436,652
		163,826,530
Consumer Services — .8%
Planet Fitness, Inc., Cl. A (a)	115,842	11,912,033
Consumer Staples Distribution & Retail — .8%
Casey’s General Stores, Inc.	27,907	12,216,568
Energy — 1.0%
EQT Corp.	276,707	15,254,857
Financial Services — 7.0%
Block, Inc. (a)	356,081	21,988,002
CME Group, Inc.	54,562	15,768,418
Intercontinental Exchange, Inc.	85,307	15,338,199
Mastercard, Inc., Cl. A	57,779	33,835,382
The Goldman Sachs Group, Inc.	37,231	22,355,354
		109,285,355
Food, Beverage & Tobacco — .5%
Freshpet, Inc. (a),(b)	101,329	8,122,533
Health Care Equipment & Services — 5.0%
Alcon AG	158,501	13,621,576
Align Technology, Inc. (a)	40,840	7,389,590
Boston Scientific Corp. (a)	143,375	15,091,652
Dexcom, Inc. (a)	192,787	16,541,124
Intuitive Surgical, Inc. (a)	46,497	25,682,153
		78,326,095
Media & Entertainment — 13.2%
Alphabet, Inc., Cl. C	746,899	129,101,492
Netflix, Inc. (a)	30,837	37,227,352
Reddit, Inc., Cl. A (a)	71,482	8,031,003
Spotify Technology SA (a)	23,359	15,537,005
The Walt Disney Company	145,630	16,462,015
		206,358,867
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
BioNTech SE, ADR (a)	67,332	6,451,079
Danaher Corp.	54,368	10,324,483
Eli Lilly & Co.	17,381	12,821,442

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.8% (continued)
Illumina, Inc. (a)	174,203	14,326,455
Insmed, Inc. (a)	114,162	7,960,516
Natera, Inc. (a)	48,578	7,662,208
Repligen Corp. (a)	100,304	11,842,894
Zoetis, Inc.	107,916	18,197,875
		89,586,952
Real Estate Management & Development — 1.6%
CoStar Group, Inc. (a)	342,856	25,220,487
Semiconductors & Semiconductor Equipment — 17.1%
Broadcom, Inc.	163,907	39,676,967
Micron Technology, Inc.	155,356	14,674,928
NVIDIA Corp.	1,566,252	211,647,633
		265,999,528
Software & Services — 18.4%
Atlassian Corp., Cl. A (a)	41,659	8,649,658
Bentley Systems, Inc., Cl. B	325,319	15,527,476
Datadog, Inc., Cl. A (a)	69,525	8,195,607
HubSpot, Inc. (a)	26,517	15,642,378
Intuit, Inc.	27,548	20,756,592
Microsoft Corp.	309,839	142,637,482
MongoDB, Inc. (a)	62,298	11,763,731
ServiceNow, Inc. (a)	22,730	22,982,076
Shopify, Inc., Cl. A (a)	213,146	22,853,514
Synopsys, Inc. (a)	39,415	18,287,772
		287,296,286
Technology Hardware & Equipment — 8.0%
Apple, Inc.	622,292	124,987,348
Utilities — .7%
Constellation Energy Corp.	35,613	10,902,920
Total Common Stocks (cost $739,804,502)		1,549,260,563

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $10,025,554)	4.42	10,025,554	10,025,554
Total Investments (cost $749,830,056)		100.0%	1,559,286,117
Liabilities, Less Cash and Receivables		(.0%)	(655,224)
Net Assets		100.0%	1,558,630,893

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $4,158,941 and the value of the collateral was
$4,266,569, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Research Growth Fund, Inc.

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,549,260,563	—	—	1,549,260,563
Investment Companies	10,025,554	—	—	10,025,554
	1,559,286,117	—	—	1,559,286,117

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction.

Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized appreciation on investments was $809,456,061, consisting of $844,190,444 gross unrealized appreciation and $34,734,383 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.